Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following tables summarize the Company's assets and liabilities measured at fair value on a recurring basis at March 31, 2016 and December 31, 2015:

March 31, 2016	Fair Value	(Level 1)	(Level 2)	(Level 3)
Common stock warrants	$6,940	$—	$—	$6,940
Total	$6,940	$—	$—	$6,940

December 31, 2015	Fair Value	(Level 1)	(Level 2)	(Level 3)
Common stock warrants	$4,145	$—	$—	$4,145
Total	$4,145	$—	$—	$4,145

The following tables summarize the Company’s assets and liabilities measured at fair value on a recurring basis at December 31, 2015 and December 31, 2014:

December 31, 2015	Fair Value	(Level 1)	(Level 2)	(Level 3)
Common stock warrants	$4,145	$—	$—	$4,145
Total	$4,145	$—	$—	$4,145

December 31, 2014	Fair Value	(Level 1)	(Level 2)	(Level 3)
Common stock warrants	$30,278	$—	$—	$30,278
Total	$30,278	$—	$—	$30,278

Schedule Of Changes In Fair Value Derivative Liability
The Company estimated the fair value of the derivative liability using the Black-Scholes option pricing model. The fair value of the derivative liability as of March 31, 2016 was estimated using the following assumptions:

Expected volatility	65%
Risk free rate	0.86%
Dividend yield	0%
Expected term (in years)	2.8226

The Company estimated the fair value of the derivative liability using the Black-Scholes option pricing model. The fair value of the derivative liability as of December 31, 2015 was estimated using the following assumptions:

Expected volatility	60%
Risk free rate	1.31%
Dividend yield	0%
Expected term (in years)	3.0726

Schedule of Changes in Fair Value of Company's Level 3 Liabilities
The following sets forth a summary of changes in fair value of the Company’s Level 3 liabilities measured on a recurring basis for the three months ended March 31, 2016 and March 31, 2015:

Common Stock Warrants
Balance at December 31, 2014	$30,278
Change in fair value	(6,886)
Balance at March 31, 2015	$23,392
Balance at December 31, 2015	$4,145
Change in fair value	2,795
Balance at March 31, 2016	$6,940

The following sets forth a summary of changes in fair value of the Company’s level 3 liabilities measured on a recurring basis for the twelve months ended December 31, 2015 and December 31, 2014:

	Convertible Notes Payable Derivative Liability	Series A-1 Preferred Stock Derivative Liability	Common Stock Warrants
Balance at December 31, 2013	$534,975	$56,926	$—
Extinguishment	(434,500)	—	—
Fair value at issuance	189,300	—	466,706
Change in fair value	(289,775)	(56,926)	(436,428)
Balance at December 31, 2014	$—	$—	$30,278
Fair value at issuance	—	—	41,306
Change in fair value	—	—	(67,439)
Balance at December 31, 2015	$—	$—	$4,145